OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income (expenses), net [Abstract]
Results of sundry assets	$ 8,177	$ 8,558	$ 1,363
Provision for legal claims and other matters (Note 18 and 24 (i) and (ii))	1,069	0	0
Recovery of provision related to the ICMS action of unconstitutionality (Note 24 (i) (f)) (1)	0	0	380,075
Other operating income	5,735	40,587	20,093
Other operating income	14,981	49,145	401,531
Provision for legal claims and other matters (Note 18 and 24 (i) and (ii))	0	(11,761)	(623)
Impairment charge (Note 3 (f))	(99,000)
Reversal of the asset in connection with the slab commitment agreement	0	(11,798)	0
Reversal of the asset in connection with the ICMS provision	0	0	(194,065)
Other operating expense	(99,000)	(23,559)	(194,688)
Other operating income (expenses), net	$ (84,019)	$ 25,586	$ 206,843